Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	For the years ended June 30,
	2022	2021	2020
Mainland China	$17,366,634	$14,814,221	$9,266,586
Non- Mainland China	(9,682,434)	(6,493,761)	(5,559,127)
	$7,684,200	$8,320,460	$3,707,459

Schedule of statutory rate to the company's effective tax rate
	For the years ended June 30,
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	25.8%	19.1%	36.8%
Effect of tax rate changes on deferred taxes	(0.3)%	(0.5)%	4.5%
Effect of PRC preferential tax rate and tax relief	(10.1)%	(5.3)%	(7.8)%
Research and development credits	(18.0)%	(28.9)%	(52.4)%
Withholding tax	-	11.7%	-
Intercompany transfers	10.8%	7.5%	-
Investment gain/loss	(1.5)%
Deferred tax	-	(0.3)%	(0.1)%
Change in valuation allowances	6.6%	(16.7)%	12.1%
Others	1.5%	3.5%	4.4%
Effective tax rate	39.8%	15.1%	22.5%

Schedule of provision (benefit) for income tax
	For the years ended June 30,
	2022	2021	2020
Current income tax	$2,800,162	$1,670,733	$662,704
Deferred income tax	245,830	(413,609)	172,740
Total provision for income tax expenses	$3,045,992	$1,257,124	$835,444

Schedule of the deferred tax assets and liabilities
	As of June 30,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$743,898	$611,315
Accrued expenses	163,497	181,730
Share of investee’s loss	129,191	12,823
Others	71,714	93,385
Valuation allowances	(781,260)	(291,480)
Total deferred tax assets	$327,040	$607,773

Deferred tax liabilities:
Intangible assets	$150,547	$154,022
Share of investee’s income	-	1,011
Total deferred tax liabilities	$150,547	$155,033

Schedule of unrecognized tax benefit
	2022	2021	2020
Balance at July 1	$1,333,608	$194,939	$128,467
Increase	2,132,154	1,139,596	228,358
Decrease	(267,622)	(47,149)	(157,906)
Foreign currency translation adjustment	(102,586)	46,222	(3,980)
Balance at June 30	$3,095,554	$1,333,608	$194,939

Schedule of taxes payable
	As of June 30,
	2022	2021

VAT payable	$693,239	$770,853
Corporate income tax payable	462,792	40,211
Withholding tax payable	349,582	275,208
Disability insurance fund payable	776,979	565,806
Other tax payables	72,474	62,931
Total tax payables	$2,355,066	$1,715,009